LVIP SSGA Moderate Index Allocation Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–84.35%
INVESTMENT COMPANIES–84.35%
Equity Funds–35.21%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	3,381,427	$43,403,997
LVIP SSGA S&P 500 Index Fund	5,149,547	170,934,068
LVIP SSGA Small-Cap Index Fund	815,911	28,246,843
		242,584,908
Fixed Income Fund–29.39%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	19,571,813	202,529,123
		202,529,123
International Equity Fund–19.75%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	10,387,338	136,063,736
		136,063,736
Total Affiliated Investments (Cost $402,126,472)		581,177,767

	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS–15.67%
INVESTMENT COMPANIES–15.67%
Fixed Income Fund–9.78%
Schwab US TIPS ETF	2,501,937	$67,427,202
		67,427,202
International Equity Fund–5.89%
iShares Core MSCI Emerging Markets ETF	615,685	40,585,955
		40,585,955
Total Unaffiliated Investments (Cost $92,607,186)		108,013,157

TOTAL INVESTMENTS–100.02% (Cost $494,733,658)	689,190,924
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.02%)	(166,039)
NET ASSETS APPLICABLE TO 37,616,519 SHARES OUTSTANDING–100.00%	$689,024,885

✧✧Standard Class shares.

Summary of Abbreviations:
ETF–Exchange-Traded Fund
MSCI–Morgan Stanley Capital International
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP SSGA Moderate Index Allocation Fund–1

LVIP SSGA Moderate Index Allocation Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-84.35%@
Equity Funds-35.21%@
✧✧LVIP SSGA Mid-Cap Index Fund	$37,461,107	$8,210,850	$1,750,028	$(24,892)	$(493,040)	$43,403,997	3,381,427	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	149,444,667	18,016,793	11,065,054	393,662	14,144,000	170,934,068	5,149,547	—	—
✧✧LVIP SSGA Small-Cap Index Fund	24,948,510	4,271,034	2,626,364	46,344	1,607,319	28,246,843	815,911	—	—
Fixed Income Fund-29.39%@
✧✧LVIP SSGA Bond Index Fund	186,606,059	13,718,962	8,750,139	(1,381,179)	12,335,420	202,529,123	19,571,813	—	—
International Equity Fund-19.75%@
✧✧LVIP SSGA International Index Fund	124,654,283	2,832,171	20,995,525	2,987,036	26,585,771	136,063,736	10,387,338	42,690	—
Total	$523,114,626	$47,049,810	$45,187,110	$2,020,971	$54,179,470	$581,177,767		$42,690	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP SSGA Moderate Index Allocation Fund–2